Summary of Significant Accounting Policies - Schedule of Disaggregation of the Company's Net Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Net Revenues	$ 101,117	$ 64,143	$ 188,196	$ 96,110	$ 263,112	$ 110,494
United States [Member]
Disaggregation Of Revenue [Line Items]
Net Revenues	93,121	62,256	174,728	93,833	253,723	109,932
Rest of the World [Member]
Disaggregation Of Revenue [Line Items]
Net Revenues	7,996	1,887	13,468	2,277	9,389	562
Scrubs [Member]
Disaggregation Of Revenue [Line Items]
Net Revenues	90,315	57,379	166,530	85,931	227,988	97,629
Non Scrubs [Member]
Disaggregation Of Revenue [Line Items]
Net Revenues	$ 10,802	$ 6,764	$ 21,666	$ 10,179	$ 35,124	$ 12,865